U.S. SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM 13F
                           COVER PAGE

Report for the Calendar Year or Quarter Ended March 31, 2006

Check here if Amendment [  ]: Amendment Number
     This Amendment (check only one):   [  ]  is a restatement.
                                   	[  ]  adds new holdings
						entries.

Institutional Investment Manager Filing this Report:

Name:     EquiTrust Investment Management Services, Inc.
Address:  5400 University Avenue  West Des Moines  Iowa   50266-
5997

Form 13F File Number:    28-03441

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Dennis M. Marker
Title:    President
Phone:    (515) 225-5522

Signature, Place and Date of Signing:

  /s/ Dennis M. Marker        West Des Moines, IA      5/8/2006
Signature                       City, State              Date

Report Type (check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in the report.
[  ] 13F NOTICE.  (Check here if no holdings reported are in this report,and all holdings are reported by other reporting manager(s).) [ ] 13F COMBINATIONS REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:          None
                            FORM 13F
                          SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 209
Form 13F Information Table Value Total: $506,788

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

                                                                                  FORM 13F

                                                                                 Item 6:Inv Discretion
               Item 1:              Item 2:      Item 3:     Item 4:    Item 5: (a)Sole(b)Share(c)Share Item 7 Item 8:
                                     Title                   Total                      as def.  Other         Voting Auth (Shares)
           Name of Issuer          of Class      Cusip      Mktvalue    Shares          Instr.V         Mgrs  (a)Sole(b)Share(c)None
ABBOTT LABORATORIES                  COM        002824100      4,120     97,018   x                             x
ABITIBI CONSOLIDATED INC             COM        003924107      2,001    482,200   x                             x
ADAPTEC INC                          COM        00651F108        617    111,500   x                             x
ADC TELECOMMUNICATIONS               COM        000886309      1,182     46,198   x                             x
AFFILIATED COMPUTER SVCS-A           COM        008190100      2,106     35,300   x                             x
AGILENT TECHNOLOGIES INC             COM        00846U101        751     20,000   x                             x
ALCOA INC                            COM        013817101      1,621     53,047   x                             x
ALLIANT ENERGY CORP                  COM        018802108      1,935     61,475   x                             x
ALLSTATE CORP                        COM        020002101      2,012     38,610   x                             x
ALTRIA GROUP INC                     COM        02209S103      7,461    105,288   x                             x
AMERICAN EXPRESS COMPANY             COM        025816109      5,044     95,990   x                             x
AMERICAN INT'L GROUP INC             COM        026874107      6,601     99,875   x                             x
AMERIPRISE FINANCIAL INC             COM        03076C106        860     19,079   x                             x
AMERUS GROUP CO                      PFD        03072M702        776     30,000   x                             x
AMGEN INC                            COM        031162100      2,330     32,034   x                             x
AMSOUTH BANCORPORATION               COM        032165102      1,577     58,300   x                             x
ANHEUSER-BUSCH COS                   COM        035229103      2,389     55,863   x                             x
APACHE CORP                          COM        037411105      1,646     25,120   x                             x
APPLIED MATERIALS INC.               COM        038222105        727     41,535   x                             x
AT&T INC                             COM        00206R102      1,790     66,186   x                             x
ATMOS ENERGY                         COM        049560105      2,301     87,400   x                             x
BANK OF AMERICA                      COM        060505104      6,267    137,614   x                             x
BANK OF NEW YORK CO INC              COM        064057102      1,546     42,900   x                             x
BARRICK GOLD CORP                    COM        067901108      6,369    233,806   x                             x
BECTON DICKINSON & CO.               COM        075887109      3,442     55,900   x                             x
BELO CORPORATION                     COM        080555105      1,243     62,530   x                             x
BEMIS CO INC                         COM        081437105      1,926     61,000   x                             x
BIOGEN IDEC INC                      COM        09062X103        537     11,400   x                             x
BIOMET INC                           COM        090613100        709     19,969   x                             x
BJ SERVICES CO                       COM        055482103        875     25,300   x                             x
BLACKROCK PROVIDENT T-FUND           MF         09248U718      6,683  6,683,178   x                             x
BOEING COMPANY                       COM        097023105      4,291     55,058   x                             x
BOK FINANCIAL CORPORATION            COM        05561Q201        770     16,200   x                             x
BOSTON SCIENTIFIC                    COM        101137107        277     12,000   x                             x
BP PLC                               COM        055622104      1,973     28,620   x                             x
BRISTOL-MYERS SQUIBB CO              COM        110122108      3,111    126,402   x                             x
BURLINGTON RESOURCES INC             COM        122014103      2,776     30,200   x                             x
CA INC                               COM        12673P105      1,025     37,675   x                             x
CATERPILLAR INC                      COM        149123101      3,526     49,098   x                             x
CBS CORP                             COM        124857202        508     21,174   x                             x
CHEVRONTEXACO CORP                   COM        166764100      6,126    105,676   x                             x
CISCO SYSTEMS INC                    COM        17275R102      4,638    214,009   x                             x
CIT GROUP INC                        PFD        125581306        985     10,000   x                             x
CITIGROUP INC                        COM        172967101      8,203    173,674   x                             x
COCA COLA ENTERPRISES                COM        191219104        883     43,400   x                             x
COCA-COLA COMPANY                    COM        191216100      3,914     93,483   x                             x
COLGATE PALMOLIVE CO                 COM        194162103        888     15,550   x                             x
COMCAST CORP                         COM        20030N101      2,183     83,447   x                             x
COMPUWARE CORP                       COM        205638109        388     49,500   x                             x
CONAGRA FOODS INC                    COM        205887102      1,478     68,850   x                             x
CONOCOPHILLIPS                       COM        20825C104      7,726    122,349   x                             x
DEAN FOODS CO                        COM        242370104      1,373     35,352   x                             x
DEERE & CO                           COM        244199105        791     10,000   x                             x
DELL INC                             COM        24702R101      1,679     56,423   x                             x
DISNEY (WALT) COMPANY                COM        254687106      1,828     65,534   x                             x
DOMINION RESOURCES INC/VA            COM        25746U109      1,374     19,910   x                             x
DOW CHEMICAL                         COM        260543103        825     20,323   x                             x
DU PONT (E.I.) DE NEMOURS            COM        263534109      3,626     85,914   x                             x
ECI TELECOM LTD                      COM        268258100        340     30,000   x                             x
ELECTRONIC DATA SYSTEMS CORP         COM        285661104        749     27,900   x                             x
EMC CORP                             COM        268648102      1,681    123,319   x                             x
EMERSON ELECTRIC                     COM        291011104        530      6,340   x                             x
ENTERGY MISSISSISPPI INC             PFD        29364N850      1,223     50,000   x                             x
EQUITRUST MONEY MARKET FUND          MF         294938105        794    794,025   x                             x
EQUITRUST SERIES FUND, INC           MF         294937701      1,769    122,398   x                             x
EQUITRUST SERIES FUND, INC           MF         294937800        155     15,125   x                             x
EQUITRUST SERIES FUND, INC           MF         294937867      2,411  2,411,336   x                             x
EQUITRUST SERIES FUND, INC           MF         294937875        162     10,248   x                             x
EQUITRUST SERIES FUND, INC           MF         294937883      1,045    108,386   x                             x
EVERGREEN INST TREAS MMKT-IV         MF         299920439         25     25,238   x                             x
EXELON CORP                          COM        30161N101      2,321     43,883   x                             x
EXXON MOBIL CORPORATION              COM        30231G102      8,028    131,904   x                             x
FED HOME LOAN MTG CORP               COM        313400301        947     15,520   x                             x
FEDERAL NATIONAL MTG ASSN            COM        313586109      1,271     24,736   x                             x
FEDERAL NATIONAL MTG ASSN            PFD        313586794      2,420     45,000   x                             x
FEDERAL SIGNAL CORP                  COM        313855108      1,693     91,500   x                             x
FEDERATED DEPT STORES INC            COM        31410H101      1,011     13,850   x                             x
FIRST DATA CORP                      COM        319963104        426      9,100   x                             x
FISHER SCIENTIFIC INTL               COM        338032204      1,677     24,640   x                             x
FRED'S INC                           COM        356108100      1,774    133,800   x                             x
GENERAL ELECTRIC COMPANY             COM        369604103      7,618    219,033   x                             x
GENERAL MILLS INC                    COM        370334104        431      8,500   x                             x
GENERAL MOTORS CORPORATION           COM        370442105        610     28,659   x                             x
GENWORTH FINANCIAL INC               PFD        37247D403      1,020     20,000   x                             x
GLAXOSMITHKLINE PLC-ADR              COM        37733W105      1,182     22,600   x                             x
GLOBAL INDUSTRIES LTD                COM        379336100        148     10,200   x                             x
H & Q LIFE SCIENCES                  MF         404053100      1,265     73,931   x                             x
HASBRO INC                           COM        418056107        707     33,500   x                             x
HEALTH MGMT ASSOCIATES INC           COM        421933102      1,268     58,800   x                             x
HELEN OF TROY LTD                    COM        G4388N106        954     45,000   x                             x
HEWLETT-PACKARD CO.                  COM        428236103      3,241     98,522   x                             x
HIGHWOODS PROPERTIES INC             COM        431284108      1,504     44,600   x                             x
HOME DEPOT INC                       COM        437076102      2,121     50,131   x                             x
HONEYWELL INTERNATIONAL INC          COM        438516106      7,285    170,321   x                             x
INGERSOLL-RAND CO-A                  COM        G4776G101      3,620     86,625   x                             x
INTEL CORP                           COM        458140100      3,160    163,317   x                             x
INTERSTATE P&L CO                    PFD        461070872      6,108    186,500   x                             x
INT'L BUSINESS MACHINES CORP         COM        459200101      2,140     25,948   x                             x
ISHARES                              COM        464287309      1,087     17,855   x                             x
ISHARES                              MF         464287408      1,382     20,100   x                             x
ISHARES                              MF         464287465      2,007     30,915   x                             x
ISHARES                              MF         464287564      1,523     17,730   x                             x
ISHARES                              MF         464287630      4,038     54,025   x                             x
ITT INDUSTRIES INC                   COM        450911102      2,339     41,600   x                             x
JANUS GROWTH & INCOME FUND           MF         471023200      2,129     56,059   x                             x
JDS UNIPHASE CORP                    COM        46612J101        158     38,000   x                             x
JOHNSON & JOHNSON                    COM        478160104      8,480    143,191   x                             x
JONES APPAREL GROUP INC              COM        480074103      1,194     33,750   x                             x
JP MORGAN CHASE & CO                 COM        46625H100      3,451     82,875   x                             x
JPMORGAN US TREAS PL MMK-AG          MF         4812C2$J1      3,953  3,953,314   x                             x
JPMORGAN US TREAS PL MMK-AG          MF         4812C2742     52,413 52,413,411   x                             x
KEYSPAN CORP                         COM        49337W100      2,538     62,100   x                             x
KIMBERLY-CLARK                       COM        494368103      2,832     49,000   x                             x
KROGER CO                            COM        501044101      1,921     94,330   x                             x
KV PHARMACEUTICAL CO - CLASS A       COM        482740206      1,261     52,300   x                             x
LAYNE CHRISTENSEN COMPANY            COM        521050104        235      7,000   x                             x
LIFEPOINT HOSPITALS INC              COM        53219L109      1,317     42,338   x                             x
LILLY (ELI) & CO                     COM        532457108      1,731     31,299   x                             x
MBIA INC                             COM        55262C100      1,428     23,749   x                             x
MCDONALDS CORPORATION                COM        580135101      3,219     93,699   x                             x
MEDTRONIC INC                        COM        585055106        944     18,605   x                             x
MERCK & CO INC                       COM        589331107      3,603    102,283   x                             x
MERIDIAN GROWTH FUND INC             MF         589619105      1,849     45,825   x                             x
METLIFE INC                          COM        59156R108        822     17,000   x                             x
METLIFE INC                          PFD        59156R504      1,554     60,000   x                             x
MICROSOFT CORP                       COM        594918104      6,113    224,644   x                             x
3M CO                                COM        88579Y101      5,190     68,563   x                             x
MOCON INC                            COM        607494101        114     12,600   x                             x
MONEY MARKET OBLIGATIONS             MF         60934N203        297    297,162   x                             x
MOTOROLA INC                         COM        620076109      1,478     64,499   x                             x
MYLAN LABORATORIES                   COM        628530107        972     41,525   x                             x
NASDAQ-100 SHARES                    MF         631100104      1,770     42,200   x                             x
NATIONAL CITY CORP                   COM        635405103      1,117     32,000   x                             x
NATIONAL WESTMINSTER BANK            PFD        638539AG1      5,160  5,000,000   x                             x
NEW PLAN EXCEL REALTY TRUST          PFD        648053700      8,025    160,000   x                             x
NEW YORK COMMUNITY BANCORP           COM        649445103      2,243    128,000   x                             x
NEWS CORP INC                        COM        65248E104        760     45,760   x                             x
NOBLE CORP                           COM        G65422100        944     11,644   x                             x
NORTHERN INSTL                       MF         665278$PW        603    602,673   x                             x
NORTHERN INSTL                       MF         665278107      2,071  2,071,361   x                             x
NORTHWEST PIPE COMPANY               COM        667746101      1,417     46,700   x                             x
OCCIDENTAL PETROLEUM CO              COM        674599105      2,946     31,800   x                             x
OLIN CORP                            COM        680665205      1,038     48,360   x                             x
ORACLE CORPORATION                   COM        68389X105      1,809    132,136   x                             x
PEPCO HOLDINGS INC                   COM        713291102      2,336    102,500   x                             x
PEPSICO INC                          COM        713448108      1,694     29,315   x                             x
PERKINELMER INC                      COM        714046109        677     28,860   x                             x
PERRIGO COMPANY                      COM        714290103        982     60,200   x                             x
PFIZER INC                           COM        717081103      6,947    278,775   x                             x
PRESTON CORP                         DEB CONV   741130AA6        285    306,000   x                             x
PRINCIPAL FINANCIAL GROUP            PFD        74251V201     10,203    100,000   x                             x
PRINCIPAL FINANCIAL GROUP            PFD        74251V300      5,410    200,000   x                             x
PROCTER AND GAMBLE CO.               COM        742718109      4,260     73,933   x                             x
PROTECTIVE LIFE                      COM        743674103      1,542     31,000   x                             x
REGIONS TREASURY MONEY MARKET        MF         75913Q878         24     23,668   x                             x
ROWAN COMPANIES INC                  COM        779382100      2,897     65,900   x                             x
RR DONNELLEY & SONS CO               COM        257867101      1,232     37,660   x                             x
RYDER SYSTEM INC                     COM        783549108      1,890     42,200   x                             x
SAFECO CORP                          COM        786429100      1,321     26,300   x                             x
SAFEWAY INC                          COM        786514208      2,158     85,900   x                             x
SAN DIEGO GAS & ELECTRIC             PFD        797440831        480     19,500   x                             x
SARA LEE CORP                        COM        803111103      1,341     75,000   x                             x
SCHERING-PLOUGH CORP                 COM        806605101      1,184     62,350   x                             x
SENSIENT TECHNOLOGIES CORP           COM        81725T100      3,318    183,800   x                             x
SG PREFERRED CAPITAL II              PFD        784210304      2,627      2,500   x                             x
SOLECTRON CORP                       COM        834182107        213     53,300   x                             x
SONOCO PRODUCTS                      COM        835495102      1,030     30,400   x                             x
SOUTHERN CALIFORNIA EDISON           PFD        842400749        509      5,000   x                             x
SOUTHERN CALIFORNIA EDISON           PFD        842400756      1,516     15,000   x                             x
SOUTHERN CO                          COM        842587107      1,218     37,174   x                             x
SPRINT NEXTEL CORP                   COM        852061100      2,404     93,032   x                             x
SPX CORPORATION                      COM        784635104      1,571     29,416   x                             x
STANDARD AND POORS 500 INDEX         COM        78462F103      6,476     49,880   x                             x
STANLEY WORKS                        COM        854616109      1,672     33,000   x                             x
STRYKER CORP                         COM        863667101      1,428     32,200   x                             x
SURMODICS INC                        COM        868873100        343      9,700   x                             x
SYMANTEC CORP                        COM        871503108      1,127     66,980   x                             x
SYSCO CORP                           COM        871829107      1,679     52,375   x                             x
T ROWE PRICE GROWTH STOCK FUND       MF         741479109      1,123     38,044   x                             x
TARGET CORP                          COM        87612E106        854     16,425   x                             x
TARO PHARMACEUTICAL IND LTD          COM        M8737E108        388     27,800   x                             x
TEVA PHARMACEUTICAL-SP ADR           COM        881624209      2,433     59,078   x                             x
TEXAS INSTRUMENT                     COM        882508104      1,425     43,876   x                             x
TIME WARNER INC                      COM        887317105      2,522    150,199   x                             x
TORTOISE ENERGY CAPITAL CORP         COM        89147U100      1,440     63,360   x                             x
TRIBUNE CO                           COM        896047107        686     25,000   x                             x
U S BANCORP                          COM        902973304      2,792     91,527   x                             x
UNION PACIFIC CORP                   COM        907818108        934     10,000   x                             x
UNITED TECHNOLOGIES CORP.            COM        913017109      4,822     83,187   x                             x
UNIVERSAL HEALTH SVCS                COM        913903100      1,828     36,000   x                             x
USB CAPITAL IX                       PFD        91731KAA8      1,983  2,000,000   x                             x
VANGUARD EMERGING MKT                MF         922042304      2,549    120,246   x                             x
VANGUARD EXPLORER FUND               MF         921926200      1,757     22,537   x                             x
VANGUARD TOTAL INT'L INDEX           MF         921909602        624     39,952   x                             x
VERIZON COMMUNICATIONS               COM        92343V104      3,615    106,141   x                             x
VIACOM INC                           COM        92553P201        842     21,704   x                             x
WACHOVIA CORP                        COM        929903102      4,490     80,100   x                             x
WACHOVIA PFD FUNDING                 PFD        92977V206        982     36,000   x                             x
WAL-MART STORES                      COM        931142103      5,678    120,202   x                             x
WASATCH SMALL CAP GROWTH FD          MF         936772102      1,755     43,940   x                             x
WELLPOINT INC                        COM        94973V107      1,401     18,100   x                             x
WELLS FARGO CO                       COM        949746101      2,315     36,245   x                             x
WENDY'S INTERNATIONAL INC            COM        950590109        661     10,650   x                             x
WEYERHAEUSER CO                      COM        962166104        795     10,971   x                             x
WILMINGTON TRUST CORP                COM        971807102      1,968     45,400   x                             x
WOLVERINE TUBE INC                   COM        978093102        125     31,000   x                             x
WYETH                                COM        983024100        908     18,720   x                             x
XCEL ENERGY INC                      COM        98389B100      1,489     82,025   x                             x
ZIMMER HOLDINGS INC                  COM        98956P102        696     10,300   x                             x
                                                             506,788